Accounts Payable, Accrued Liabilities, and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Refundable entrance fees	$ 226,875	$ 221,147	$ 236,563
Other accounts payable and accrued liabilities	74,889	57,024	68,924
Accrued construction costs		6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$ 306,146	$ 284,210	$ 311,448